Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company has not adopted a policy regarding the timing of any stock options in connection with the disclosure of material non-public information of the Company; however, as a general matter, the Company typically grants equity awards monthly (typically on or around the 5th of the month) and does not grant equity awards in anticipation of the release of material non-public information, and we do not time the issuance of equity awards or the release of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	the Company typically grants equity awards monthly (typically on or around the 5th of the month) and does not grant equity awards in anticipation of the release of material non-public information
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	in connection with the disclosure of material non-public information of the Company; however, as a general matter, the Company typically grants equity awards monthly (typically on or around the 5th of the month) and does not grant equity awards in anticipation of the release of material non-public information, and we do not time the issuance of equity awards or the release of material non-public information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false